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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                   	  Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Mid-Cap Value Fund
          Schedule of Investments  7/31/2008 (unaudited)

Shares                                                                Value

          Common Stock - 98.7 %
          Energy - 6.1 %
          Coal & Consumable Fuels - 1.2 %
150,000   Consol Energy Inc. *                                     $11,158,500
200,000   Massey Energy Co. (b)                                     14,850,000
                                                                   $26,008,500
          Integrated Oil & Gas - 1.0 %
450,000   USX-Marathon Group, Inc.                                 $22,261,500
          Oil & Gas Drilling - 0.6 %
172,000   ENSCO International, Inc.                                $11,892,080
          Oil & Gas Equipment And Services - 0.5 %
300,000   Weatherford Intl, Inc. *  (b)                            $11,319,000
          Oil & Gas Explration & Production - 0.5 %
115,000   Devon Energy Corp.                                       $10,912,350
          Oil & Gas Refining & Marketing - 0.2 %
300,000   Tesoro Petroleum Corp.                                   $4,632,000
          Oil & Gas Storage & Transporation - 2.1 %
2,450,000 El Paso Corp. (b)                                        $43,928,500
          Total Energy                                             $130,953,930
          Materials - 6.2 %
          Diversified Metals & Mining - 1.3 %
300,000   Freeport-McMoRan Copper & Gold, Inc. (Class B)  (b)      $29,025,000
          Fertilizers & Agricu Ltural Chemicals - 0.7 %
176,200   Agrium, Inc.                                             $15,505,600
          Gold - 0.7 %
300,000   Newmont Mining Corp. (b)                                 $14,388,000
          Metal & Glass Containers - 2.3 %
1,100,000 Ball Corp.                                               $49,038,000
          Specialty Chemicals - 1.2 %
650,000   International Flavor & Fragrances Inc. * (b)             $26,143,000
          Total Materials                                          $134,099,600
          Capital Goods - 4.1 %
          Construction & Engineering - 1.1 %
801,500   KBR Inc.                                                 $22,842,750
          Industrial Machinery - 0.5 %
325,000   Crane Co.                                                $11,537,500
          Trading Companies & Distributors - 2.5 %
600,000   W.W. Grainger, Inc.                                      $53,706,000
          Total Capital Goods                                      $88,086,250
          Commercial Services & Supplies - 6.8 %
          Diversified Commerc Services - 2.1 %
1,275,000 Equifax Inc. * (b)                                       $44,739,750
          Environmental & Facilities Services - 2.9 %
400,000   Republic Services, Inc.                                  $13,000,000
1,400,000 Waste Management Inc * (b)                                49,756,000
                                                                   $62,756,000
          Office Services & Supplies - 1.8 %
725,000   Avery Dennison Corp.                                     $31,907,250
250,000   Pitney Bowes Inc.                                         7,922,500
                                                                   $39,829,750
          Total Commercial Services & Supplies                     $147,325,500
          Consumer Durables & Apparel - 2.2 %
          Apparel, Accessories & Luxury Goods - 0.5 %
881,000   Liz Claiborne, Inc.                                      $11,514,670
          Homebuilding - 0.6 %
1,200,000 D.R. Horton Inc. (b)                                     $13,344,000
          Housewares & Specialties - 1.1 %
400,000   Fortune Brands, Inc. (b)                                 $22,924,000
          Total Consumer Durables & Apparel                        $47,782,670
          Consumer Services - 0.9 %
          Casinos & Gaming - 0.9 %
650,000   MGM Mirage * (b)                                         $18,863,000
          Total Consumer Services                                  $18,863,000
          Media - 5.4 %
          Advertising - 2.7 %
6,700,000 The Interpublic Group of Companies, Inc. *               $58,893,000
          Broadcasting & Cable Tv - 1.0 %
1,240,600 CBS Corp. (Class B)  (b)                                 $20,296,216
          Movies & Entertainment - 1.7 %
600,000   The Walt Disney Co. (b)                                  $18,210,000
675,000   Viacom, Inc. (Class B) *                                  18,852,750
                                                                   $37,062,750
          Total Media                                              $116,251,966
          Retailing - 3.4 %
          Apparel Retail - 2.5 %
283,700   Abercrombie & Fitch Co.                                  $15,665,914
1,600,000 Gap Inc. * (b)                                            25,792,000
687,200   The Limited Brands, Inc.                                  11,331,928
                                                                   $52,789,842
          Computer & Electronics Retail - 0.3 %
400,000   Radioshack Corp.                                         $6,672,000
          Department Stores - 0.6 %
450,000   J.C. Penney Co., Inc.                                    $13,873,500
          Total Retailing                                          $73,335,342
          Food & Drug Retailing - 2.5 %
          Food Retail - 2.5 %
600,000   Kroger Co.                                               $16,968,000
1,409,600 Safeway, Inc.                                             37,664,512
                                                                   $54,632,512
          Total Food & Drug Retailing                              $54,632,512
          Food Beverage & Tobacco - 3.1 %
          Brewers - 1.1 %
450,000   Molson Coors Brewing Co. (Class B)  (b)                  $24,286,500
          Packaged Foods & Meats - 0.6 %
265,826   The J.M. Smucker Co.                                     $12,956,359
          Tobacco - 1.4 %
450,000   Lorillard Inc. *                                         $30,199,500
          Total Food Beverage & Tobacco                            $67,442,359
          Household & Personal Products - 2.3 %
          Household Products - 0.5 %
154,200   Energizer Holdings, Inc. *                               $11,000,628
          Personal Products - 1.8 %
875,000   Estee Lauder Co. (b)                                     $38,587,500
          Total Household & Personal Products                      $49,588,128
          Health Care Equipment & Services - 5.8 %
          Health Care Equipment - 0.0 %
156,900   Zimmer Holdings, Inc. *                                  $10,869,500
          Health Care Services - 2.9 %
2,100,000 Omnicare Inc.                                            $61,824,000
          Health Care Supplies - 1.3 %
825,000   Cooper Companies, Inc.                                   $27,802,500
          Managed Health Care - 1.6 %
376,100   Aetna, Inc.                                              $15,423,861
523,100   CIGNA Corp. *                                             19,365,162
                                                                   $34,789,023
          Total Health Care Equipment & Services                   $135,285,023
          Pharmaceuticals & Biotechnology - 2.5 %
          Pharmaceuticals - 2.5 %
825,000   Barr Laboratorie, Inc. *                                 $54,433,500
          Total Pharmaceuticals & Biotechnology                    $54,433,500
          Banks - 4.4 %
          Regional Banks - 3.2 %
308,600   City National Corp.                                      $15,161,518
700,000   KeyCorp                                                   7,385,000
527,600   Marshall & Ilsley Corp.                                   8,019,520
350,000   PNC Bank Corp.                                            24,951,500
481,000   Zions Bancorporation                                      14,078,870
                                                                   $69,596,408
          Thrifts & Mortgage Finance - 1.2 %
322,200   New York Community Bancorp Inc.                          $5,420,780
1,500,000 People's Bank                                             25,470,000
                                                                   $30,890,780
          Total Banks                                              $100,487,188
          Diversified Financials - 4.3 %
          Asset Management & Custody Banks - 2.3 %
161,200   Franklin Resources, Inc.                                 $16,218,332
800,000   Legg Mason, Inc.                                          32,280,000
                                                                   $48,498,332
          Investment Banking & Brokerage - 1.3 %
700,000   Lazard Ltd.                                              $28,567,000
          Specialized Finance - 0.7 %
43,300    CME Group, Inc.                                          $15,593,629
          Total Diversified Financials                             $92,658,961
          Insurance - 9.7 %
          Insurance Brokers - 2.3 %
1,075,000 Aon Corp.                                                $49,235,000
          Life & Health Insurance - 4.7 %
475,000   Lincoln National Corp.                                   $22,657,500
3,225,000 Unum Group                                                77,916,000
                                                                   $100,573,500
          Property & Casualty Insurance - 1.3 %
1,450,000 Progressive Corp. *                                      $29,362,500
          Reinsurance - 1.4 %
600,000   Renaissancere Holdings Ltd.                              $30,522,000
          Total Insurance                                          $209,693,000
          Real Estate - 4.4 %
          Diversified Reit's - 0.6 %
143,400   Vornado Realty Trust                                     $13,633,038
          Industrialreit's - 0.8 %
349,000   ProLogis Trust                                           $17,059,120
          Mortgage Reit's - 1.5 %
2,100,000 Annaly Capital Management, Inc.                          $31,647,000
          Office Reit's - 0.6 %
138,300   Boston Properties, Inc. (b)                              $13,303,077
          Residential Reit's - 0.0 %
148,900   Equity Residential Property Trust (b)                    $6,429,190
          Specialized Reit's - 0.9 %
225,000   Public Storage, Inc.                                     $18,425,250
          Total Real Estate                                        $100,496,675
          Software & Services - 2.2 %
          Data Processing & Outsourced Services - 2.2 %
1,000,000 Computer Sciences Corp. *                                $47,370,000
          Total Software & Services                                $47,370,000
          Technology Hardware & Equipment - 7.7 %
          Computer Hardware - 6.0 %
1,500,000 Dell, Inc. *                                             $36,855,000
1,900,000 NCR Corp. *                                               51,034,000
1,725,000 Teradata Corp. *                                          40,399,500
                                                                   $128,288,500
          Computer Storage & Peripherals - 0.1 %
119,686   Imation Corp.                                            $2,281,215
          Office Electronics - 1.6 %
2,600,000 Xerox Corp.                                              $35,464,000
          Total Technology Hardware & Equipment                    $166,033,715
          Semiconductors - 2.5 %
          Semiconductor Equipment - 1.0 %
1,175,000 Applied Materials, Inc.                                  $20,351,000
          Semiconductors - 1.5 %
550,000   Analog Devices, Inc.                                     $16,780,500
775,000   National Semiconductor Corp.                              16,236,250
                                                                   $33,016,750
          Total Semiconductors                                     $53,367,750
          Utilities - 11.1 %
          Electric Utilities - 5.3 %
625,000   American Electric Power Co., Inc. *                      $24,687,500
833,400   Edison International                                      40,286,556
475,000   Firstenergy Corp.                                         34,936,250
300,000   PPL Corp.                                                 14,088,000
                                                                   $113,998,306
          Gas Utilities - 1.5 %
600,000   Questar Corp.                                            $31,728,000
          Multi-Utilities - 4.3 %
1,000,000 NSTAR                                                    $31,860,000
450,000   Public Service Enterprise Group, Inc. (b)                 18,810,000
750,000   Sempra Energy (b)                                         42,120,000
                                                                   $92,790,000
          Total Utilities                                          $238,516,306
          TOTAL COMMON STOCKS
          (Cost  $2,106,111,783)
$2,126,703,375
Principal
amount    Temporary Cash Investments - 21.4 %
          Repurchase Agreement - 1.2 %
5,185,000 Bank of America, 2.18%, dated 7/31/08, repurchase price of $10,175,000 plus accrued interest on 8/1/08 collateralized by the following:

          $1,038,202, U.S. Treasury Note, 3.875%, 5/15/09
          $9,879,737 Freddie Mac Giant, 5.0%, 3/1/38               $5,185,000

5,185,000 Barclays Plc, 2.18%, dated 7/31/08, repurchase price of $5,185,000 plus accrued interest on 8/1/08 collateralized by the following:

          $2,986,364 Freddie Mac Giant, 4.5 - 5.0%, 12/1/20 - 3/1/28
          $1,959,379 Federal National Mortgage Association, 6.0%, 11/1/37
          $1,465,149 U.S. Treasury Strip, 0.0%, 5/15/20             5,185,000

5,185,000 Deutsche Bank, 2.19%, dated 7/31/08, repurchase price of $5,185,000 plus accrued interest on 8/1/08 collateralized by the following:

          $3,610,632 Freddie Mac Giant, 4.5 - 7.0%, 5/1/17 - 5/1/38
          $1,669,577 U.S Treasury Strip, 0.0%, 11/15/18
        $472,499 Federal Home Loan Mortgage Corp., 4.612-5.783%, 6/1/35-5/1/38
          $3,616,801 Federal National Mortgage Association (ARM),
               4.624-6.812%, 12/1/16 - 12/1/37
          $203,068 Government National Mortgage Association,
               6.5-7.0%, 12/15/36-7/15/38                           5,185,000

5,185,000 JP Morgan, 2.18%, dated 7/31/08, repurchase price
          of $5,185,000 plus accrued interest on 8/1/08 collateralized by $7,493,619 Federal National Mortgage Association, 5.5 - 7.0%,
          2/1/18 - 2/1/38                                           5,185,000

5,185,000 Merrill Lynch, 2.18%, dated 7/31/08, repurchase price of
          $5,185,000 plus accrued interest on 8/1/08 collateralized by
          $5,748,127 Freddie Mac Giant, 5.0-5.5%, 2/1/37-1/1/38     5,185,000
                                                                   $25,925,000
          Securities Lending Collateral  - 20.2%
          Certificates of Deposit:
7,993,208 American Express, 2.72%, 8/8/08                          $7,993,208
5,982,940 Bank of America, 2.88%, 8/11/08                           5,982,940
11,965,881CBA, 3.02%, 7/16/09                                       11,965,881
5,982,940 Citibank, 2.85%, 7/29/08                                  5,982,940
2,154,248 Banco Santander NY, 2.8%, 10/7/08                         2,154,248
5,987,883 Banco Santander NY, 3.09%, 12/22/08                       5,987,883
5,981,124 Bank of Nova Scotia, 3.18%, 5/5/09                        5,981,124
2,991,470 Bank of Scotland NY, 2.72%, 8/15/08                       2,991,470
2,152,044 Bank of Scotland NY, 2.89%, 11/4/08                       2,152,044
2,990,197 Bank of Scotland NY, 3.03%, 9/26/08                       2,990,197
10,769,293Barclays Bank, 3.18%, 5/27/09                             10,769,293
8,974,428 Bank Bovespa NY, 2.705%, 8/8/08                           8,974,428
3,589,787 Calyon NY, 2.85%, 8/25/08                                 3,589,787
5,025,670 Calyon NY, 2.64%, 9/29/08                                 5,025,670
1,898,374 Calyon NY, 2.69%, 1/16/09                                 1,898,374
2,393,196 Deutsche Bank Financial, 2.72%, 8/4/08                    2,393,196
4,435,340 Dexia Bank NY, 3.37%, 9/29/08                             4,435,340
10,769,293DNB NOR Bank ASA NY, 2.9%, 6/8/09                         10,769,293
514,139   Fortis, 3.11%, 9/30/08                                     514,139
10,960,747Intesa SanPaolo S.p.A., 2.72%, 5/22/09                    10,960,747
2,991,470 Lloyds Bank, 2.61%, 8/18/08                               2,991,470
4,068,399 Natixis, 2.83%, 8/4/08                                    4,068,399
5,982,940 NORDEA NY, 2.81%, 8/29/08                                 5,982,940
691,609   NORDEA NY, 2.72%, 4/9/09                                   691,609
573,580   NORDEA NY, 2.73%, 12/1/08                                  573,580
957,171   Rabobank Nederland NY, 2.37%, 8/29/08                      957,171
5,982,998 Royal Bank of Canada NY, 2.6%, 9/5/08                     5,982,998
3,589,764 Bank of Scotland NY, 2.7%, 8/1/08                         3,589,764
3,591,662 Bank of Scotland NY, 2.96%, 11/3/08                       3,591,662
693,692   Skandinavian Enskilda Bank NY, 3.18%, 9/22/08              693,692
1,194,062 Skandinavian Enskilda Bank NY, 3.06%, 2/13/09             1,194,062
10,769,293Svenska Bank NY, 2.7%, 7/8/09                             10,769,293
7,538,505 Toronto Dominion Bank NY, 2.77%, 9/5/08                   7,538,505
3,589,764 Toronto Dominion Bank NY, 2.75%, 11/5/08                  3,589,764
1,194,658 Wachovia, 3.62%, 10/28/08                                 1,194,658
                                                                   $166,921,772
          Commercial Paper:
1,843,010 Bank of America, 2.7%, 8/26/08                           $1,843,010
2,391,461 Bank of America, 2.6%, 8/11/08                            2,391,461
5,943,712 Citigroup, 2.83%, 10/24/08                                5,943,712
5,957,545 HSBC Securities, Inc., 2.88%, 9/29/08                     5,957,545
11,750,495Honda Finance Corp., 2.92%, 7/14/09                       11,750,495
4,782,212 ING Funding, 2.7%, 8/13/08                                4,782,212
10,746,300Macquarie Bank, 2.75%, 8/29/08                            10,746,300
1,477,786 PARFIN, 3.18%, 8/1/08                                     1,477,786
9,527,976 Rabobank, 2.68%, 10/3/08                                  9,527,976
2,377,238 Royal Bank of Scotland, 2.66%, 10/21/08                   2,377,238
2,392,402 Societe Generale, 3.18%, 8/5/08                           2,392,402
4,779,037 Societe Generale, 3.18%, 8/22/08                          4,779,037
2,391,458 SVSS NY, 3.18%, 8/11/08                                   2,391,458
1,138,619 Bank Bovespa NY, 2.79%, 3/12/09                           1,138,619
5,383,622 General Electric Capital Corp., 2.77%, 1/5/09             5,383,622
5,980,998 General Electric Capital Corp., 2.82%, 3/16/09            5,980,998
2,212,685 IBM, 3.18%, 2/13/09                                       2,212,685
5,982,940 IBM, 3.18%, 6/26/09                                       5,982,940
10,769,293Met Life Global Funding, 3.16%, 6/12/09                   10,769,293
10,170,999WestPac, 3.18%, 6/1/09                                    10,170,999
                                                                   $107,999,789
          Mutual Funds:
17,948,821AIM Short Term Investment Trust, 2.47%                   $17,948,821
17,948,821BlackRock Liquidity Money Market Fund, 3.18%              17,948,821
17,948,821Dreyfus Preferred Money Market Fund, 3.18%                17,948,821
                                                                   $53,846,464
          Tri-party Repurchase Agreements:
281,677   Barclays Capital Markets, 2.15%, 8/1/08                  $ 281,677
20,030,286Deutsche Bank, 2.18%, 8/1/08                              20,030,286
83,761,166Lehman Brothers, 2.13%, 8/1/08                            83,761,166
                                                                   $104,073,129
          Other:
2,362,171 ABS CFAT 2008-A A1, 3.005%, 4/27/09                      $2,362,171
          Total Securities Lending Collateral                      $435,203,325

          Total Repurchase Agreement
          (Cost  $25,925,000)                                      $461,128,325
          TOTAL INVESTMENT IN SECURITIES-120.2%                 $2,587,831,700
          (Cost  $2,132,036,783) (a)
          OTHER ASSETS AND LIABILITIES-(20.2%)                  $(434,130,298)
          TOTAL NET ASSETS-100.0%                               $2,153,701,402

          *  Non-income producing security.

(a) At July 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $2,135,018,444 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost       $625,269,340

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value         (172,456,084)

          Net unrealized gain                                      $452,813,256

(b)       At July 31, 2008, the following securities were out on loan:

Shares                            Security                            Value
272,000   Weatherford Intl Ltd.                                     10,262,560
501,000   Applied Materials                                         8,677,320
125,800   Boston Properties Inc.                                    12,100,702
76,000    CBS Corp. (class B)                                       1,243,360
230,000   Cooper Companies Inc.                                     7,751,000
1,188,000 D.R. Horton Inc.                                          13,210,560
186,000   Walt Disney Co.                                           5,645,100
470,000   El Paso Corp.                                             8,427,100
100,000   Equifax Inc.                                              3,509,000
207,700   Fortune Brands, Inc.                                      11,903,287
177,000   Freeport-Mcmoran Copper                                   17,124,750
50,600    Gap Inc.                                                   815,672
15,000    International Flavor & Fragance Co.                        603,300
3,642,000 Interpublic Group Inc                                     32,013,180
311,500   Keycorp                                                   3,286,325
97,000    Estee Lauder Co.                                          4,277,700
200,000   Legg Mason Inc.                                           8,070,000
441,700   Limited Brands Inc.                                       7,283,633
449,000   Liz Claiborne Inc.                                        5,868,430
618,400   MGM Mirage                                                17,945,968
10,000    Marshall & Ilsley Corp.                                    152,000
445,500   Molson Coors Brewing Co.                                  24,043,635
399,100   Newmont Mining Corp.                                      19,140,836
340,000   Omnicare Inc.                                             10,009,600
18,800    Pnc Bank Corp.                                            1,340,252
890,000   Peoples Utd Financial Inc.                                15,112,200
1,482,000 Progressive Corp.                                         30,010,500
23,000    Prologis                                                  1,124,240
58,200    Public Storage Co.                                        4,765,998
225,200   Questar Corp.                                             11,908,576
126,900   Safeway Inc.                                              3,390,768
725,000   Sempra Energy                                             40,716,000
543,000   Tesoro Corp.                                              8,393,920
20,200    Vornado Realty Trust                                      1,920,414
1,385,000 Waste Management, Inc.                                    49,222,900
400,100   Zoins Bancorp.                                            11,710,927
          Total                                                    $412,981,713

(c)       Security lending collateral is managed by Credit Suisse

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2008

* Print the name and title of each signing officer under his or her signature.